GENERAL (Schedule of statements of comprehensive loss and balance sheets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 7,195	$ 5,393
Cost of revenues	5,898	5,269
Operating expenses	4,326	2,901
Operating loss	3,029	2,777
Financial expenses, net	20	21
Net loss	(3,049)	(2,798)	$ 0
Cash and cash equivalents	1,570	1,333	$ 0
Short-term bank deposits	78	626
Trade receivables	2,520	3,288
Other accounts receivable and prepaid expenses	78	55
Property, plant and equipment, net	1,817	2,335
Total assets of discontinued operations	6,063	7,637
Trade payables	702	450
Accrued expenses and other liabilities	172	206
Total liabilities of discontinued operations	$ 874	$ 656